Taxation - Schedule of Cash Paid for Income Taxes Net of Refund (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Schedule Of Cash Paid For Income Taxes Net Of Refund [Line Items]
PRC	¥ 3,012
Other jurisdictions	1,935
Cash paid for income taxes, net of refunds	17,259
Denmark [Member]
Schedule Of Cash Paid For Income Taxes Net Of Refund [Line Items]
Other jurisdictions	5,777
United States [Member]
Schedule Of Cash Paid For Income Taxes Net Of Refund [Line Items]
Other jurisdictions	5,030
Norway [Member]
Schedule Of Cash Paid For Income Taxes Net Of Refund [Line Items]
Other jurisdictions	¥ 1,505